Financial Instruments - Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 32,584,380	₩ 32,048,519
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,670,879	8,053,108
Derivative assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	301,142	359,995
Short-term financial instrument [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,540,407	8,006,082
Debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	383,397	200,023
Other securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	669,687	632,469
Other receivables [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,750,036	2,460,227
Trade accounts and notes receivable [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,845,505	9,754,813
Deposit instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 4,423,327	₩ 2,581,802